Property, plant and equipment (Details 3) $ in Thousands	12 Months Ended
Dec. 31, 2019 CLP ($)
Disclosure of quantitative information about right-of-use assets [line items]
As of January	$ 12,320,060
Conversion effect historic cost	(4,542)
Depreciation	87,481
Conversion effect depreciation	1,947
Additions of right of use assets	20,772,402
Depreciation of right of use assets	(5,705,588)
Changes	13,484,061
As of December	25,804,121
IAS Twenty Nine [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Others increase (decreased) (1)	(1,667,639)
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	13,842,797
As of December	32,943,019
Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	(1,522,737)
As of December	(7,138,898)
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	12,251,148
Conversion effect historic cost	0
Depreciation	86,001
Conversion effect depreciation	0
Additions of right of use assets	16,406,527
Depreciation of right of use assets	(3,670,669)
Changes	11,149,782
As of December	23,400,930
Land and buildings [member] | IAS Twenty Nine [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Others increase (decreased) (1)	(1,672,077)
Land and buildings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	13,585,966
As of December	28,320,416
Land and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	(1,334,818)
As of December	(4,919,486)
Machinery [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	25,144
Conversion effect historic cost	0
Depreciation	3,427
Conversion effect depreciation	0
Additions of right of use assets	2,907,407
Depreciation of right of use assets	(1,495,128)
Changes	1,406,956
As of December	1,432,100
Machinery [member] | IAS Twenty Nine [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Others increase (decreased) (1)	(8,750)
Machinery [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	206,968
As of December	3,105,625
Machinery [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	(181,824)
As of December	(1,673,525)
Fixtures and fittings [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	0
Conversion effect historic cost	(4,542)
Depreciation	(1,947)
Conversion effect depreciation	1,879
Additions of right of use assets	1,400,812
Depreciation of right of use assets	(504,841)
Changes	905,472
As of December	905,472
Fixtures and fittings [member] | IAS Twenty Nine [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Others increase (decreased) (1)	14,111
Fixtures and fittings [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	0
As of December	1,410,382
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	0
As of December	(504,910)
Other property, plant and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	43,768
Conversion effect historic cost	0
Depreciation	0
Conversion effect depreciation	68
Additions of right of use assets	57,656
Depreciation of right of use assets	(34,950)
Changes	21,851
As of December	65,619
Other property, plant and equipment [member] | IAS Twenty Nine [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Others increase (decreased) (1)	(923)
Other property, plant and equipment [member] | Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	49,863
As of December	106,596
Other property, plant and equipment [member] | Accumulated depreciation and amortisation [member]
Disclosure of quantitative information about right-of-use assets [line items]
As of January	(6,095)
As of December	$ (40,977)